Investment Portfolio
(UNAUDITED) | 01.31.2020
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 100.4%	Shares	Value
Aerospace & defense - 4.0%
Aerojet Rocketdyne Holdings, Inc.*	1,592,909	$ 82,942,772
Hexcel Corp.	1,027,847	76,286,804
Auto components - 0.4%
Fox Factory Holding Corp.*	266,083	17,513,583
Banks - 1.1%
Glacier Bancorp, Inc.	1,011,070	42,839,036
Beverages - 0.1%
The Boston Beer Co., Inc., Class A*	11,076	3,947,265
Biotechnology - 10.2%
ACADIA Pharmaceuticals, Inc.*	715,382	28,572,357
Acceleron Pharma, Inc.*	657,640	59,700,559
Amicus Therapeutics, Inc.*	1,859,320	16,436,389
Arena Pharmaceuticals, Inc.*	665,583	30,410,487
Arrowhead Pharmaceuticals, Inc.*	513,553	21,523,006
Atara Biotherapeutics, Inc.*	1,220,241	16,143,788
Biohaven Pharmaceutical Holding Co. Ltd.*	521,817	25,302,906
Blueprint Medicines Corp.*	406,773	25,809,747
Dicerna Pharmaceuticals, Inc.*	1,120,359	22,121,488
Exact Sciences Corp.*	261,367	24,380,314
Global Blood Therapeutics, Inc.*	307,452	20,064,318
Halozyme Therapeutics, Inc.*	1,052,974	19,985,447
Insmed, Inc.*	1,046,301	21,491,023
Kura Oncology, Inc.*	1,502,217	17,636,028
Mirati Therapeutics, Inc.*	199,814	17,349,850
Progenics Pharmaceuticals, Inc.*	3,948,024	17,608,187
uniQure N.V.*	315,456	18,157,647
Building products - 2.6%
Builders FirstSource, Inc.*	1,648,889	40,884,203
Trex Co., Inc.*	616,668	60,581,464
Capital markets - 0.9%
PJT Partners, Inc., Class A	777,634	35,786,717
Chemicals - 3.3%
Quaker Chemical Corp.	683,441	113,464,875
Sensient Technologies Corp.	293,800	17,554,550
Commercial services & supplies - 3.2%
IAA, Inc.*	512,011	24,197,640
Ritchie Bros Auctioneers, Inc.	1,436,989	60,669,675
The Brink's Co.	495,004	41,674,387
Communications equipment - 1.3%
Lumentum Holdings, Inc.*	694,857	52,649,315

Construction materials - 1.2%
Summit Materials, Inc., Class A*	2,180,026	47,895,171
Consumer finance - 1.0%
FirstCash, Inc.	441,674	38,412,388
Distributors - 0.7%
Pool Corp.	123,872	27,165,130
Diversified consumer services - 0.8%
Chegg, Inc.*	731,621	30,164,734
Electrical equipment - 1.0%
Thermon Group Holdings, Inc.*	1,616,313	38,306,618
Electronic equipment, instruments & components - 4.3%
Cognex Corp.	1,310,663	66,804,493
Coherent, Inc.*	361,255	51,092,294
II-VI, Inc.*	650,000	21,872,500
IPG Photonics Corp.*	251,516	32,111,048
Equity real estate investment trusts (REITs) - 1.5%
EastGroup Properties, Inc.	155,416	21,147,455
Seritage Growth Properties, Class A(a)	1,038,466	38,132,472
Food & staples retailing - 1.7%
Casey's General Stores, Inc.	226,009	36,355,808
Grocery Outlet Holding Corp.*(a)	921,542	30,171,285
Food products - 1.2%
Freshpet, Inc.*	509,275	32,023,212
The Simply Good Foods Co.*	690,142	15,852,562
Health care equipment & supplies - 7.3%
CONMED Corp.	156,532	15,916,174
Haemonetics Corp.*	344,772	37,025,065
Insulet Corp.*	182,665	35,444,317
Novocure Ltd.*	572,680	46,650,513
NuVasive, Inc.*	459,540	35,439,725
Penumbra, Inc.*	197,677	34,684,406
Quidel Corp.*	397,803	30,551,270
Tandem Diabetes Care, Inc.*	709,019	53,913,805
Health care providers & services - 3.0%
Amedisys, Inc.*	191,502	33,798,188
AMN Healthcare Services, Inc.*	483,311	32,565,495
BioTelemetry, Inc.*	355,718	17,401,725
HealthEquity, Inc.*	392,041	25,898,228
LHC Group, Inc.*	72,341	10,543,701
Health care technology - 3.1%
Evolent Health, Inc., Class A*	2,801,065	28,234,735
Omnicell, Inc.*	500,403	40,672,756
Teladoc Health, Inc.*	530,433	53,950,340
Hotels, restaurants & leisure - 5.7%
Eldorado Resorts, Inc.*	198,954	11,893,470
Everi Holdings, Inc.*	4,716,662	58,958,275
Penn National Gaming, Inc.*	1,589,199	47,405,806

Planet Fitness, Inc., Class A*	817,841	66,073,374
Wingstop, Inc.	449,431	41,693,714
Household durables - 2.2%
LGI Homes, Inc.*	174,979	13,952,826
Universal Electronics, Inc.*	1,502,697	74,428,582
Insurance - 1.1%
eHealth, Inc.*	294,419	30,961,102
Kinsale Capital Group, Inc.	92,965	10,618,462
IT services - 0.8%
EVO Payments, Inc., Class A*	1,124,737	31,166,462
Leisure products - 0.6%
YETI Holdings, Inc.*(a)	628,396	22,848,479
Life sciences tools & services - 2.7%
NeoGenomics, Inc.*	1,802,651	58,099,442
PRA Health Sciences, Inc.*	153,928	15,594,446
Repligen Corp.*	340,745	34,207,390
Machinery - 7.3%
Chart Industries, Inc.*	1,104,556	70,669,493
Graco, Inc.	947,349	50,351,599
John Bean Technologies Corp.	684,254	77,313,859
Woodward, Inc.	777,879	90,475,107
Media - 0.7%
Sinclair Broadcast Group, Inc., Class A	905,416	27,090,047
Oil, gas & consumable fuels - 1.1%
Viper Energy Partners LP	1,913,390	41,731,036
Pharmaceuticals - 1.9%
Horizon Therapeutics PLC*	1,200,944	41,420,558
Odonate Therapeutics, Inc.*	459,968	13,431,066
Zogenix, Inc.*	382,299	19,256,401
Road & rail - 1.6%
Landstar System, Inc.	583,979	64,675,674
Semiconductors & semiconductor equipment - 4.7%
Cabot Microelectronics Corp.	252,552	36,748,841
Entegris, Inc.	1,994,370	103,228,591
Lattice Semiconductor Corp.*	559,700	10,410,420
Silicon Laboratories, Inc.*	367,464	36,125,386
Software - 10.9%
Cornerstone OnDemand, Inc.*	1,509,541	88,761,011
Everbridge, Inc.*	314,669	28,521,598
Guidewire Software, Inc.*	419,416	47,184,300
PagerDuty, Inc.*(a)	304,415	7,098,958
Pegasystems, Inc.	1,065,831	91,885,291
Proofpoint, Inc.*	260,387	31,978,127
Q2 Holdings, Inc.*	175,000	15,258,250
RealPage, Inc.*	1,508,001	87,991,858
SailPoint Technologies Holding, Inc.*	1,373,769	34,467,864

Specialty retail - 2.7%
Floor & Decor Holdings, Inc., Class A*	797,510	39,325,218
Genesco, Inc.*	384,027	15,099,942
MarineMax, Inc.*	1,715,026	34,180,468
National Vision Holdings, Inc.*	584,932	19,957,880
Textiles, apparel & luxury goods - 1.3%
Deckers Outdoor Corp.*	64,257	12,267,304
Steven Madden Ltd.	1,037,890	40,021,038
Thrifts & mortgage finance - 1.2%
NMI Holdings, Inc., Class A*	1,432,731	45,732,773
Total common stocks (cost $2,782,867,912)		3,974,445,228

MONEY MARKET FUNDS - 1.0%
First American Government Obligations Fund - Class X, 1.49%#	39,080,385	39,080,385
Total money market funds (cost $39,080,385)		39,080,385
Total investment portfolio (cost $2,821,948,297) - 101.4%		4,013,525,613
Liabilities in excess of other assets - (1.4)%		(54,600,455)
Total net assets - 100.0%		$ 3,958,925,158

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $37,093,659 or 0.9% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.